LONG-TERM DEBT - Disclosure of long term debt (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 235	$ 310
Deferred financing costs	(13)	(20)
Less: current portion of long term debt	(80)	(80)
Long-term portion	155	230
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7-year amortization, bearing interest at a rate of 0%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 210	272
Borrowings, interest rate	0.00%
Borrowings, term	7 years
Vehicle loans - 5-year term maturing June 17, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38	$ 58
Borrowings, term	5 years